Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000013133
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,575	$ 11,624	$ 11,551	$ 11,612	$ 11,699	$ 11,906	$ 11,796	$ 11,778	$ 11,944	$ 11,767	$ 11,906	$ 11,796	$ 11,738	$ 11,641	$ 11,455	$ 11,438	$ 11,549	$ 11,558	$ 11,541	$ 11,564	$ 11,293	$ 10,617	$ 10,778	$ 11,053	$ 11,164	$ 11,150	$ 11,060	$ 11,146	$ 11,158	$ 10,945	$ 11,192	$ 10,921	$ 10,909	$ 10,516	$ 10,579	$ 10,926	$ 11,138	$ 10,922	$ 11,046	$ 10,964	$ 11,222	$ 11,530	$ 11,582	$ 11,865	$ 11,857	$ 11,776	$ 11,793	$ 11,894	$ 11,924	$ 11,846	$ 11,827	$ 11,772	$ 11,681	$ 11,625	$ 11,830	$ 11,788	$ 11,717	$ 11,551	$ 11,586	$ 11,583	$ 11,639	$ 11,473	$ 11,423	$ 11,071	$ 11,219	$ 11,600	$ 11,446	$ 11,259	$ 11,233	$ 11,220	$ 11,220	$ 11,300	$ 11,151	$ 11,059	$ 11,024	$ 10,910	$ 10,863	$ 10,726	$ 10,667	$ 10,587	$ 10,484	$ 10,392	$ 10,457	$ 10,510	$ 10,508	$ 10,483	$ 10,465	$ 10,336	$ 10,366	$ 10,318	$ 10,369	$ 10,496	$ 10,362	$ 10,391	$ 10,399	$ 10,417	$ 10,349	$ 10,292	$ 10,331	$ 10,178	$ 10,108	$ 10,082	$ 10,034	$ 10,009	$ 9,898	$ 10,253	$ 10,343	$ 10,381	$ 10,313	$ 10,350	$ 10,209	$ 10,172	$ 10,084	$ 10,016	$ 10,041	$ 9,941	$ 9,840	$ 9,771	$ 9,732	$ 9,683	$ 9,675
C000013135
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,268	11,155	11,084	11,164	11,255	11,450	11,357	11,335	11,505	11,345	11,492	11,389	11,343	11,252	11,071	11,072	11,183	11,196	11,196	11,220	10,966	10,311	10,479	10,756	10,868	10,861	10,775	10,865	10,879	10,687	10,929	10,673	10,678	10,293	10,364	10,706	10,930	10,712	10,848	10,769	11,035	11,345	11,405	11,683	11,693	11,615	11,635	11,741	11,784	11,710	11,698	11,645	11,569	11,524	11,733	11,701	11,642	11,477	11,512	11,525	11,590	11,425	11,384	11,041	11,198	11,586	11,441	11,256	11,237	11,240	11,245	11,332	11,182	11,104	11,066	10,957	10,929	10,789	10,729	10,672	10,572	10,483	10,556	10,619	10,621	10,592	10,589	10,466	10,496	10,458	10,517	10,647	10,519	10,559	10,580	10,601	10,533	10,485	10,524	10,388	10,318	10,298	10,257	10,238	10,130	10,499	10,596	10,644	10,577	10,624	10,479	10,449	10,370	10,312	10,339	10,249	10,150	10,079	10,047	9,995	10,000
C000092720
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,220,493	1,225,463	1,217,569	1,223,796	1,232,822	1,254,435	1,242,570	1,240,527	1,257,736	1,238,965	1,253,331	1,241,552	1,235,297	1,224,854	1,205,087	1,203,075	1,214,563	1,215,299	1,213,323	1,215,477	1,186,881	1,115,593	1,132,362	1,161,025	1,172,479	1,170,876	1,161,238	1,170,045	1,171,039	1,148,587	1,174,324	1,145,673	1,144,233	1,102,802	1,109,232	1,145,359	1,167,410	1,144,548	1,157,400	1,148,623	1,175,480	1,207,527	1,212,741	1,242,183	1,241,147	1,232,480	1,234,005	1,244,365	1,247,279	1,238,956	1,236,760	1,230,833	1,221,092	1,215,075	1,236,301	1,231,651	1,224,120	1,206,572	1,208,790	1,209,525	1,215,204	1,197,618	1,192,194	1,155,224	1,170,464	1,209,957	1,193,741	1,173,962	1,171,072	1,169,561	1,169,356	1,177,491	1,161,800	1,152,011	1,148,173	1,136,080	1,131,005	1,116,532	1,110,239	1,101,737	1,090,794	1,081,050	1,087,621	1,093,037	1,092,625	1,089,778	1,087,751	1,074,172	1,077,070	1,071,990	1,077,065	1,090,134	1,076,011	1,078,825	1,079,433	1,081,157	1,073,951	1,067,821	1,071,671	1,055,594	1,048,233	1,045,345	1,040,173	1,037,407	1,025,806	1,062,375	1,071,539	1,075,243	1,066,987	1,071,719	1,055,905	1,052,987	1,043,610	1,036,461	1,037,838	1,028,302	1,017,761	1,010,395	1,006,256	1,000,992	1,000,000
C000013173
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,522	11,563	11,458	11,516	11,546	11,777	11,661	11,608	11,764	11,586	11,740	11,624	11,558	11,469	11,306	11,314	11,419	11,427	11,411	11,431	11,153	10,446	10,598	10,903	11,043	11,017	10,933	11,038	11,049	10,826	11,082	10,803	10,803	10,304	10,362	10,720	10,998	10,723	10,897	10,798	11,063	11,352	11,411	11,675	11,678	11,590	11,615	11,707	11,744	11,656	11,634	11,590	11,511	11,467	11,644	11,578	11,500	11,354	11,375	11,364	11,407	11,240	11,149	10,873	11,043	11,366	11,242	11,079	11,053	11,049	11,044	11,113	10,970	10,880	10,833	10,712	10,696	10,586	10,537	10,470	10,369	10,280	10,337	10,395	10,370	10,313	10,295	10,216	10,239	10,222	10,265	10,331	10,252	10,306	10,329	10,332	10,285	10,228	10,271	10,183	10,097	10,080	10,033	10,006	9,951	10,250	10,331	10,353	10,277	10,279	10,135	10,136	10,069	10,032	10,013	9,890	9,824	9,777	9,740	9,674	9,675
C000013172
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,219	11,103	11,008	11,071	11,107	11,326	11,232	11,189	11,334	11,169	11,326	11,232	11,176	11,084	10,944	10,960	11,057	11,071	11,074	11,089	10,826	10,154	10,297	10,614	10,757	10,727	10,651	10,773	10,779	10,567	10,824	10,569	10,564	10,092	10,144	10,514	10,794	10,531	10,709	10,606	10,887	11,168	11,232	11,512	11,511	11,431	11,463	11,562	11,606	11,526	11,511	11,475	11,404	11,367	11,550	11,492	11,421	11,283	11,312	11,318	11,357	11,208	11,124	10,843	11,021	11,352	11,245	11,088	11,070	11,062	11,075	11,152	11,004	10,931	10,891	10,776	10,756	10,651	10,608	10,547	10,452	10,368	10,433	10,508	10,479	10,439	10,417	10,353	10,373	10,372	10,411	10,486	10,412	10,473	10,504	10,514	10,473	10,431	10,471	10,388	10,316	10,295	10,253	10,243	10,182	10,496	10,586	10,615	10,554	10,553	10,421	10,419	10,356	10,324	10,311	10,191	10,139	10,086	10,054	9,992	10,000
C000063955
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,214,506	1,219,120	1,207,839	1,215,020	1,216,706	1,240,895	1,228,479	1,224,003	1,238,827	1,219,947	1,235,980	1,224,802	1,217,703	1,206,757	1,190,711	1,191,378	1,200,977	1,201,556	1,199,656	1,201,617	1,172,221	1,097,710	1,113,453	1,146,625	1,159,874	1,156,929	1,147,914	1,158,757	1,159,707	1,136,129	1,162,774	1,134,560	1,133,111	1,080,633	1,086,504	1,123,879	1,152,778	1,125,036	1,141,898	1,131,252	1,160,092	1,188,939	1,194,884	1,223,561	1,222,440	1,213,002	1,215,440	1,224,937	1,228,559	1,219,171	1,216,619	1,211,784	1,203,412	1,198,570	1,216,888	1,209,796	1,201,438	1,185,948	1,188,015	1,187,736	1,190,902	1,174,371	1,164,664	1,134,493	1,152,073	1,185,570	1,173,597	1,155,189	1,153,474	1,151,706	1,151,006	1,159,170	1,142,925	1,134,492	1,129,433	1,115,501	1,113,668	1,101,973	1,096,797	1,089,571	1,078,919	1,069,427	1,075,255	1,081,076	1,078,282	1,072,207	1,070,160	1,061,710	1,063,991	1,063,040	1,066,273	1,072,952	1,064,592	1,069,991	1,072,250	1,072,399	1,067,330	1,062,230	1,065,461	1,056,247	1,048,111	1,045,160	1,040,117	1,037,177	1,031,264	1,062,072	1,070,295	1,072,360	1,064,319	1,064,410	1,049,266	1,049,227	1,042,136	1,038,056	1,035,933	1,023,058	1,017,040	1,011,028	1,007,032	1,000,065	1,000,000
C000013114
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,087	11,184	11,114	11,198	11,283	11,535	11,402	11,410	11,596	11,387	11,546	11,427	11,372	11,292	11,150	11,145	11,252	11,273	11,268	11,290	11,052	10,323	10,479	10,819	10,940	10,931	10,846	10,944	10,970	10,791	10,998	10,749	10,740	10,359	10,411	10,738	10,935	10,728	10,851	10,717	10,938	11,195	11,239	11,484	11,481	11,419	11,439	11,517	11,549	11,463	11,446	11,419	11,344	11,305	11,461	11,422	11,383	11,249	11,290	11,285	11,326	11,184	11,144	10,817	10,948	11,239	11,129	10,965	10,934	10,926	10,930	11,013	10,847	10,760	10,718	10,598	10,567	10,435	10,379	10,302	10,180	10,080	10,147	10,214	10,192	10,182	10,182	10,072	10,116	10,063	10,115	10,266	10,168	10,200	10,199	10,241	10,177	10,133	10,174	10,013	9,948	9,926	9,882	9,859	9,751	10,081	10,173	10,223	10,199	10,218	10,080	10,067	9,991	9,956	9,964	9,878	9,822	9,783	9,747	9,690	9,675
C000013116
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,796	10,732	10,674	10,766	10,846	11,099	10,973	10,985	11,168	10,986	11,145	11,031	10,986	10,920	10,785	10,797	10,898	10,922	10,922	10,957	10,737	10,027	10,183	10,529	10,655	10,652	10,580	10,674	10,702	10,534	10,748	10,516	10,513	10,139	10,203	10,527	10,723	10,529	10,657	10,540	10,759	11,011	11,067	11,308	11,312	11,261	11,296	11,374	11,409	11,336	11,327	11,307	11,244	11,204	11,375	11,334	11,304	11,186	11,230	11,231	11,275	11,149	11,118	10,800	10,926	11,223	11,116	10,969	10,946	10,943	10,942	11,035	10,876	10,800	10,766	10,649	10,625	10,496	10,459	10,382	10,262	10,163	10,241	10,308	10,303	10,288	10,303	10,195	10,251	10,206	10,260	10,427	10,319	10,375	10,379	10,424	10,367	10,321	10,365	10,217	10,160	10,144	10,106	10,089	9,981	10,330	10,422	10,474	10,457	10,489	10,353	10,345	10,277	10,248	10,260	10,183	10,123	10,100	10,071	10,010	10,000
C000092718
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,168,911	1,179,086	1,171,470	1,180,188	1,188,913	1,215,258	1,201,101	1,201,742	1,221,064	1,198,913	1,215,448	1,202,698	1,196,694	1,188,125	1,172,905	1,172,235	1,183,299	1,185,296	1,184,613	1,186,641	1,161,497	1,084,665	1,100,883	1,136,421	1,148,969	1,147,818	1,138,712	1,148,800	1,151,309	1,132,358	1,153,839	1,127,533	1,126,428	1,086,355	1,091,609	1,125,674	1,146,128	1,124,235	1,136,962	1,122,667	1,145,672	1,172,423	1,176,792	1,202,254	1,201,738	1,195,031	1,196,974	1,204,939	1,208,034	1,198,840	1,196,928	1,193,830	1,185,823	1,181,520	1,197,716	1,193,401	1,189,067	1,174,915	1,179,002	1,178,287	1,182,407	1,167,332	1,162,969	1,128,719	1,142,183	1,172,262	1,160,686	1,143,320	1,139,941	1,138,893	1,139,143	1,147,559	1,130,115	1,120,884	1,116,312	1,103,622	1,100,173	1,086,263	1,081,461	1,072,114	1,059,269	1,048,671	1,055,437	1,062,191	1,059,813	1,058,521	1,058,335	1,046,810	1,051,202	1,045,433	1,050,748	1,066,207	1,055,871	1,059,016	1,058,756	1,062,951	1,056,039	1,051,354	1,055,433	1,038,554	1,032,737	1,029,179	1,024,452	1,021,869	1,010,496	1,044,566	1,053,907	1,058,875	1,056,272	1,058,017	1,043,594	1,042,080	1,034,003	1,030,232	1,030,886	1,022,887	1,015,828	1,011,698	1,007,821	1,001,752	1,000,000
C000100969
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,916	11,994	11,906	11,970	12,019	12,233	12,105	12,062	12,232	12,030	12,199	12,050	11,934	11,819	11,630	11,619	11,722	11,701	11,690	11,668	11,401	10,733	10,887	11,183	11,327	11,299	11,208	11,271	11,293	11,094	11,316	11,005	11,007	10,602	10,697	11,051	11,254	11,026	11,240	11,171	11,494	11,829	11,898	12,205	12,204	12,101	12,144	12,252	12,295	12,195	12,133	12,062	11,961	11,925	12,067	11,894	11,732	11,541	11,557	11,563	11,562	11,354	11,061	10,723	11,046	11,806	11,628	11,434	11,397	11,378	11,368	11,439	11,300	11,226	11,178	11,049	11,019	10,890	10,831	10,729	10,635	10,550	10,619	10,671	10,659	10,612	10,600	10,474	10,507	10,479	10,503	10,618	10,530	10,575	10,586	10,606	10,510	10,423	10,449	10,301	10,195	10,150	10,078	10,034	9,955	10,396	10,510	10,538	10,506	10,509	10,314	10,292	10,201	10,145	10,138	9,996	9,921	9,844	9,801	9,690	9,675
C000100970
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,614	11,519	11,431	11,510	11,564	11,777	11,650	11,617	11,788	11,610	11,771	11,635	11,540	11,435	11,260	11,256	11,363	11,350	11,346	11,332	11,079	10,437	10,593	10,878	11,035	11,015	10,933	11,002	11,030	10,843	11,056	10,769	10,777	10,377	10,477	10,840	11,047	10,820	11,038	10,986	11,301	11,638	11,723	12,023	12,030	11,936	11,995	12,110	12,160	12,060	12,005	11,951	11,859	11,821	11,970	11,805	11,661	11,469	11,502	11,515	11,521	11,311	11,035	10,696	11,025	11,801	11,630	11,434	11,413	11,392	11,389	11,468	11,335	11,277	11,236	11,104	11,080	10,957	10,905	10,818	10,730	10,651	10,728	10,786	10,772	10,740	10,726	10,614	10,645	10,623	10,663	10,777	10,704	10,748	10,766	10,792	10,711	10,620	10,662	10,517	10,406	10,367	10,299	10,261	10,187	10,645	10,769	10,813	10,787	10,788	10,604	10,579	10,492	10,440	10,440	10,300	10,229	10,164	10,118	10,010	10,000
C000100971
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,263,196	1,271,890	1,261,158	1,267,637	1,272,603	1,296,038	1,281,096	1,276,340	1,293,982	1,273,488	1,289,957	1,273,997	1,261,462	1,250,087	1,229,879	1,228,471	1,239,110	1,235,513	1,235,169	1,232,603	1,203,085	1,133,582	1,149,523	1,179,427	1,195,386	1,192,145	1,182,393	1,188,748	1,189,759	1,169,634	1,191,724	1,159,801	1,159,679	1,115,823	1,125,616	1,163,573	1,184,695	1,159,417	1,181,713	1,175,194	1,207,840	1,242,691	1,250,806	1,282,686	1,281,331	1,271,293	1,275,456	1,286,599	1,290,801	1,279,076	1,272,283	1,265,511	1,254,710	1,249,655	1,265,315	1,245,936	1,229,751	1,209,486	1,210,906	1,211,300	1,210,897	1,187,892	1,158,020	1,121,526	1,155,043	1,235,108	1,216,296	1,194,807	1,191,603	1,188,402	1,188,062	1,195,298	1,179,590	1,172,541	1,167,313	1,152,604	1,149,250	1,136,485	1,130,220	1,119,301	1,109,284	1,100,236	1,107,189	1,112,275	1,110,859	1,105,683	1,103,321	1,090,870	1,093,161	1,090,025	1,093,261	1,104,920	1,095,550	1,100,060	1,100,963	1,102,745	1,092,604	1,083,322	1,085,813	1,070,165	1,058,977	1,054,089	1,046,449	1,040,787	1,033,304	1,077,832	1,090,328	1,093,009	1,089,458	1,089,462	1,069,141	1,065,767	1,056,995	1,050,052	1,049,160	1,034,273	1,027,111	1,018,953	1,013,428	1,001,809	1,000,000
C000013127
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,670	11,735	11,646	11,782	11,847	12,081	11,964	11,974	12,122	11,923	12,084	11,955	11,868	11,768	11,599	11,609	11,728	11,739	11,737	11,763	11,519	10,941	11,060	11,326	11,433	11,405	11,310	11,401	11,399	11,175	11,423	11,135	11,121	10,652	10,743	11,134	11,421	11,139	11,309	11,222	11,586	11,938	12,020	12,345	12,341	12,245	12,272	12,375	12,428	12,330	12,293	12,244	12,144	12,082	12,307	12,183	12,070	11,882	11,907	11,893	11,916	11,704	11,603	11,195	11,461	11,994	11,808	11,561	11,534	11,519	11,518	11,613	11,383	11,285	11,223	11,064	11,013	10,843	10,779	10,693	10,582	10,482	10,535	10,599	10,570	10,516	10,487	10,376	10,403	10,362	10,389	10,485	10,420	10,445	10,448	10,461	10,373	10,321	10,335	10,182	10,097	10,056	10,004	10,008	9,924	10,289	10,358	10,383	10,331	10,334	10,196	10,167	10,105	10,043	10,056	9,951	9,857	9,806	9,766	9,683	9,675
C000013129
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,358	11,276	11,173	11,317	11,396	11,631	11,528	11,531	11,687	11,508	11,663	11,537	11,475	11,376	11,225	11,240	11,369	11,373	11,389	11,419	11,186	10,627	10,756	11,023	11,128	11,121	11,025	11,129	11,133	10,916	11,154	10,877	10,883	10,435	10,527	10,912	11,200	10,929	11,107	11,031	11,393	11,756	11,839	12,166	12,169	12,084	12,115	12,230	12,274	12,186	12,169	12,129	12,039	11,986	12,205	12,105	11,979	11,806	11,847	11,840	11,867	11,659	11,569	11,173	11,445	11,985	11,812	11,570	11,538	11,542	11,547	11,644	11,418	11,330	11,276	11,118	11,074	10,916	10,860	10,771	10,669	10,577	10,645	10,713	10,679	10,633	10,620	10,507	10,550	10,504	10,547	10,645	10,576	10,617	10,625	10,643	10,563	10,517	10,536	10,392	10,303	10,268	10,222	10,231	10,154	10,539	10,612	10,652	10,597	10,615	10,474	10,461	10,395	10,339	10,356	10,258	10,160	10,125	10,090	10,003	10,000
C000063948
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,231,587	1,238,316	1,227,209	1,241,319	1,247,965	1,273,790	1,261,341	1,260,700	1,277,500	1,256,373	1,273,051	1,257,811	1,249,919	1,237,752	1,221,279	1,220,633	1,234,336	1,235,308	1,234,872	1,237,380	1,210,207	1,150,723	1,163,063	1,190,779	1,201,699	1,198,622	1,187,070	1,197,750	1,197,401	1,173,676	1,198,107	1,167,697	1,167,426	1,118,075	1,127,458	1,166,803	1,196,636	1,166,932	1,185,894	1,176,597	1,213,144	1,251,077	1,259,416	1,293,198	1,292,535	1,282,236	1,284,961	1,295,665	1,299,757	1,289,385	1,285,411	1,281,560	1,269,684	1,263,102	1,286,518	1,273,420	1,260,235	1,240,482	1,244,205	1,242,650	1,244,895	1,221,345	1,210,658	1,167,996	1,196,809	1,250,986	1,232,667	1,206,764	1,202,415	1,201,967	1,201,642	1,210,052	1,185,909	1,175,531	1,168,818	1,152,106	1,147,802	1,128,720	1,123,150	1,112,802	1,100,989	1,090,396	1,096,950	1,102,238	1,098,999	1,093,287	1,091,215	1,079,527	1,082,199	1,076,505	1,080,360	1,090,133	1,082,006	1,084,473	1,084,540	1,085,735	1,076,464	1,070,821	1,072,142	1,057,272	1,047,067	1,042,642	1,037,117	1,037,354	1,028,451	1,066,098	1,073,058	1,076,576	1,069,963	1,071,134	1,055,561	1,053,508	1,045,843	1,040,364	1,040,381	1,029,364	1,019,516	1,015,142	1,010,810	1,002,120	1,000,000
C000013145
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,198	11,285	11,219	11,304	11,404	11,624	11,495	11,505	11,691	11,474	11,658	11,490	11,426	11,333	11,167	11,162	11,258	11,268	11,263	11,272	11,010	10,321	10,502	10,796	10,935	10,918	10,802	10,884	10,896	10,657	10,947	10,642	10,671	10,134	10,245	10,646	10,881	10,639	10,818	10,699	11,042	11,370	11,440	11,754	11,731	11,641	11,658	11,755	11,798	11,695	11,659	11,597	11,494	11,445	11,631	11,554	11,476	11,319	11,347	11,336	11,389	11,232	11,165	10,878	11,004	11,335	11,203	11,045	11,014	11,009	11,006	11,078	10,923	10,867	10,812	10,693	10,660	10,566	10,509	10,439	10,344	10,263	10,316	10,370	10,346	10,323	10,290	10,197	10,212	10,180	10,195	10,258	10,190	10,252	10,255	10,294	10,227	10,184	10,210	10,098	10,032	10,022	9,969	9,937	9,849	10,172	10,255	10,305	10,286	10,290	10,135	10,115	10,051	10,019	10,032	9,934	9,858	9,815	9,783	9,707	9,675
C000013147
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,891	10,833	10,777	10,862	10,960	11,170	11,069	11,071	11,264	11,067	11,245	11,093	11,040	10,959	10,796	10,797	10,906	10,920	10,921	10,936	10,683	10,014	10,203	10,498	10,634	10,624	10,521	10,616	10,633	10,400	10,692	10,397	10,430	9,915	10,026	10,424	10,678	10,441	10,617	10,510	10,854	11,185	11,257	11,575	11,559	11,467	11,502	11,601	11,649	11,557	11,529	11,477	11,372	11,332	11,528	11,461	11,393	11,248	11,281	11,277	11,334	11,189	11,130	10,848	10,987	11,312	11,203	11,032	11,020	11,009	11,024	11,100	10,956	10,895	10,860	10,738	10,724	10,626	10,575	10,513	10,426	10,352	10,410	10,467	10,449	10,432	10,406	10,319	10,340	10,313	10,345	10,412	10,351	10,417	10,426	10,469	10,409	10,372	10,403	10,298	10,238	10,234	10,187	10,149	10,078	10,403	10,502	10,557	10,544	10,564	10,405	10,391	10,332	10,306	10,324	10,232	10,161	10,124	10,098	10,027	10,000
C000063951
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,180,355	1,189,179	1,182,058	1,190,774	1,201,000	1,223,860	1,210,151	1,211,016	1,230,247	1,207,274	1,226,409	1,208,550	1,201,633	1,191,647	1,174,094	1,171,834	1,183,207	1,183,972	1,183,226	1,184,025	1,156,420	1,082,574	1,102,826	1,133,412	1,147,679	1,144,227	1,133,431	1,141,767	1,142,794	1,117,619	1,147,704	1,115,738	1,118,478	1,062,252	1,073,698	1,115,338	1,139,676	1,114,146	1,132,684	1,120,052	1,155,599	1,191,068	1,196,769	1,229,273	1,228,034	1,216,998	1,218,556	1,228,456	1,232,755	1,221,791	1,217,822	1,211,151	1,200,257	1,194,960	1,214,127	1,207,270	1,197,598	1,181,053	1,183,724	1,183,730	1,187,646	1,171,113	1,163,941	1,133,963	1,146,844	1,181,005	1,168,438	1,150,567	1,147,056	1,146,394	1,145,839	1,153,192	1,138,195	1,130,850	1,124,938	1,112,409	1,110,128	1,098,853	1,092,765	1,085,344	1,075,324	1,067,961	1,072,036	1,077,373	1,074,745	1,072,128	1,068,582	1,058,689	1,060,116	1,056,556	1,059,178	1,064,276	1,058,276	1,063,315	1,064,687	1,067,277	1,060,171	1,055,480	1,058,057	1,046,232	1,040,456	1,038,093	1,032,423	1,028,899	1,019,634	1,052,749	1,062,359	1,067,277	1,064,024	1,065,335	1,049,242	1,045,835	1,040,142	1,035,550	1,036,721	1,026,399	1,018,379	1,014,936	1,011,478	1,003,471	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,322	12,347	12,271	12,263	12,363	12,576	12,452	12,390	12,573	12,360	12,543	12,420	12,323	12,211	12,027	12,062	12,214	12,214	12,198	12,261	11,983	11,267	11,364	11,707	11,878	11,831	11,714	11,816	11,843	11,586	11,854	11,523	11,490	10,977	11,069	11,511	11,769	11,466	11,657	11,486	11,813	12,209	12,253	12,597	12,577	12,471	12,507	12,598	12,645	12,541	12,506	12,469	12,366	12,290	12,488	12,409	12,334	12,151	12,187	12,185	12,242	12,039	11,941	11,573	11,720	12,161	12,006	11,794	11,758	11,729	11,708	11,803	11,619	11,527	11,484	11,328	11,286	11,110	11,051	10,968	10,838	10,719	10,786	10,856	10,828	10,802	10,793	10,671	10,709	10,670	10,702	10,829	10,717	10,775	10,748	10,803	10,722	10,636	10,674	10,507	10,432	10,409	10,337	10,270	10,150	10,544	10,655	10,709	10,694	10,688	10,520	10,492	10,416	10,383	10,366	10,244	10,173	10,132	10,092	10,020	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,232,234	1,234,728	1,227,089	1,226,301	1,236,261	1,257,574	1,245,227	1,239,017	1,257,322	1,235,972	1,254,260	1,241,985	1,232,267	1,221,137	1,202,702	1,206,240	1,221,366	1,221,405	1,219,838	1,226,100	1,198,251	1,126,725	1,136,395	1,170,707	1,187,807	1,183,127	1,171,393	1,181,632	1,184,338	1,158,630	1,185,436	1,152,335	1,149,045	1,097,702	1,106,907	1,151,087	1,176,880	1,146,585	1,165,677	1,148,614	1,181,288	1,220,865	1,225,254	1,259,737	1,257,708	1,247,091	1,250,749	1,259,841	1,264,481	1,254,080	1,250,646	1,246,926	1,236,554	1,228,975	1,248,817	1,240,909	1,233,396	1,215,059	1,218,720	1,218,462	1,224,206	1,203,929	1,194,101	1,157,286	1,171,995	1,216,107	1,200,624	1,179,433	1,175,844	1,172,910	1,170,812	1,180,273	1,161,945	1,152,656	1,148,415	1,132,798	1,128,557	1,110,994	1,105,077	1,096,787	1,083,810	1,071,945	1,078,587	1,085,616	1,082,835	1,080,214	1,079,292	1,067,073	1,070,895	1,066,957	1,070,154	1,082,903	1,071,702	1,077,471	1,074,847	1,080,340	1,072,181	1,063,576	1,067,404	1,050,728	1,043,159	1,040,899	1,033,721	1,026,951	1,015,035	1,054,357	1,065,536	1,070,881	1,069,438	1,068,785	1,052,048	1,049,211	1,041,552	1,038,263	1,036,633	1,024,410	1,017,263	1,013,234	1,009,222	1,001,964	1,000,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 12,148	12,157	12,084	12,081	12,171	12,356	12,236	12,168	12,339	12,139	12,305	12,201	12,106	12,010	11,831	11,848	11,977	11,989	11,964	12,037	11,754	11,096	11,176	11,488	11,645	11,583	11,502	11,598	11,636	11,392	11,647	11,351	11,299	10,827	10,919	11,362	11,597	11,314	11,490	11,331	11,668	12,051	12,084	12,412	12,397	12,301	12,330	12,420	12,453	12,349	12,330	12,300	12,212	12,139	12,315	12,261	12,198	12,020	12,056	12,052	12,104	11,936	11,861	11,505	11,557	12,036	11,878	11,670	11,637	11,611	11,579	11,691	11,519	11,423	11,384	11,244	11,204	11,037	10,982	10,899	10,779	10,665	10,722	10,790	10,767	10,750	10,735	10,623	10,661	10,617	10,652	10,782	10,665	10,736	10,707	10,773	10,700	10,627	10,672	10,516	10,429	10,412	10,332	10,267	10,157	10,509	10,601	10,649	10,652	10,642	10,496	10,481	10,406	10,381	10,362	10,228	10,169	10,140	10,094	10,020	10,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 12,148	12,157	12,084	12,081	12,171	12,356	12,236	12,168	12,339	12,139	12,305	12,201	12,106	12,010	11,831	11,848	11,977	11,989	11,964	12,037	11,754	11,096	11,176	11,488	11,645	11,583	11,502	11,598	11,636	11,392	11,647	11,351	11,299	10,827	10,919	11,362	11,597	11,314	11,490	11,331	11,668	12,051	12,084	12,412	12,397	12,301	12,330	12,420	12,453	12,349	12,330	12,300	12,212	12,139	12,315	12,261	12,198	12,020	12,056	12,052	12,104	11,936	11,861	11,505	11,557	12,036	11,878	11,670	11,637	11,611	11,579	11,691	11,519	11,423	11,384	11,244	11,204	11,037	10,982	10,899	10,779	10,665	10,722	10,790	10,767	10,750	10,735	10,623	10,661	10,617	10,652	10,782	10,665	10,736	10,707	10,773	10,700	10,627	10,672	10,516	10,429	10,412	10,332	10,267	10,157	10,509	10,601	10,649	10,652	10,642	10,496	10,481	10,406	10,381	10,362	10,228	10,169	10,140	10,094	10,020	10,000
EATON VANCE Index: Bloomberg Arizona Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Arizona Municipal Bond Index
Account Value	$ 1,214,774	1,215,664	1,208,418	1,208,092	1,217,104	1,235,614	1,223,597	1,216,777	1,233,933	1,213,874	1,230,501	1,220,128	1,210,574	1,201,041	1,183,094	1,184,769	1,197,690	1,198,857	1,196,362	1,203,656	1,175,399	1,109,618	1,117,615	1,148,754	1,164,532	1,158,253	1,150,170	1,159,777	1,163,560	1,139,186	1,164,659	1,135,088	1,129,892	1,082,669	1,091,936	1,136,152	1,159,748	1,131,424	1,149,010	1,133,091	1,166,781	1,205,086	1,208,428	1,241,167	1,239,702	1,230,065	1,232,998	1,242,043	1,245,250	1,234,921	1,233,030	1,229,986	1,221,201	1,213,927	1,231,538	1,226,098	1,219,844	1,202,002	1,205,578	1,205,222	1,210,420	1,193,582	1,186,097	1,150,533	1,155,675	1,203,635	1,187,773	1,167,027	1,163,685	1,161,055	1,157,932	1,169,053	1,151,883	1,142,294	1,138,417	1,124,426	1,120,375	1,103,683	1,098,234	1,089,881	1,077,929	1,066,505	1,072,201	1,079,020	1,076,732	1,075,042	1,073,450	1,062,261	1,066,059	1,061,738	1,065,203	1,078,150	1,066,496	1,073,618	1,070,721	1,077,303	1,070,037	1,062,671	1,067,215	1,051,613	1,042,936	1,041,232	1,033,203	1,026,693	1,015,722	1,050,912	1,060,116	1,064,850	1,065,219	1,064,150	1,049,610	1,048,084	1,040,647	1,038,123	1,036,181	1,022,790	1,016,915	1,013,976	1,009,368	1,002,041	1,000,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 12,433	12,421	12,302	12,241	12,321	12,481	12,364	12,269	12,400	12,246	12,426	12,319	12,210	12,090	11,918	12,000	12,135	12,140	12,123	12,181	11,945	11,363	11,405	11,699	11,813	11,786	11,687	11,790	11,848	11,596	11,824	11,554	11,507	11,084	11,137	11,493	11,718	11,441	11,549	11,389	11,644	11,997	12,034	12,336	12,326	12,250	12,293	12,362	12,403	12,295	12,278	12,240	12,173	12,104	12,266	12,215	12,174	12,028	12,050	12,034	12,065	11,863	11,747	11,389	11,544	11,909	11,791	11,597	11,566	11,537	11,501	11,600	11,457	11,347	11,291	11,141	11,092	10,915	10,846	10,754	10,635	10,528	10,570	10,624	10,604	10,558	10,544	10,433	10,452	10,442	10,466	10,560	10,494	10,554	10,518	10,574	10,486	10,414	10,495	10,378	10,286	10,291	10,226	10,165	10,070	10,418	10,537	10,595	10,597	10,589	10,440	10,431	10,364	10,360	10,351	10,226	10,158	10,129	10,094	10,024	10,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 12,433	12,421	12,302	12,241	12,321	12,481	12,364	12,269	12,400	12,246	12,426	12,319	12,210	12,090	11,918	12,000	12,135	12,140	12,123	12,181	11,945	11,363	11,405	11,699	11,813	11,786	11,687	11,790	11,848	11,596	11,824	11,554	11,507	11,084	11,137	11,493	11,718	11,441	11,549	11,389	11,644	11,997	12,034	12,336	12,326	12,250	12,293	12,362	12,403	12,295	12,278	12,240	12,173	12,104	12,266	12,215	12,174	12,028	12,050	12,034	12,065	11,863	11,747	11,389	11,544	11,909	11,791	11,597	11,566	11,537	11,501	11,600	11,457	11,347	11,291	11,141	11,092	10,915	10,846	10,754	10,635	10,528	10,570	10,624	10,604	10,558	10,544	10,433	10,452	10,442	10,466	10,560	10,494	10,554	10,518	10,574	10,486	10,414	10,495	10,378	10,286	10,291	10,226	10,165	10,070	10,418	10,537	10,595	10,597	10,589	10,440	10,431	10,364	10,360	10,351	10,226	10,158	10,129	10,094	10,024	10,000
EATON VANCE Index: Bloomberg Connecticut Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Connecticut Municipal Bond Index
Account Value	$ 1,243,348	1,242,065	1,230,206	1,224,120	1,232,143	1,248,084	1,236,421	1,226,926	1,239,985	1,224,560	1,242,619	1,231,923	1,221,022	1,208,980	1,191,766	1,200,034	1,213,528	1,214,020	1,212,253	1,218,139	1,194,493	1,136,333	1,140,542	1,169,859	1,181,282	1,178,626	1,168,722	1,179,001	1,184,760	1,159,603	1,182,400	1,155,434	1,150,657	1,108,397	1,113,670	1,149,285	1,171,835	1,144,057	1,154,912	1,138,869	1,164,441	1,199,689	1,203,366	1,233,647	1,232,550	1,225,045	1,229,329	1,236,170	1,240,336	1,229,494	1,227,765	1,224,004	1,217,260	1,210,352	1,226,596	1,221,523	1,217,434	1,202,779	1,205,017	1,203,384	1,206,515	1,186,328	1,174,740	1,138,909	1,154,420	1,190,878	1,179,060	1,159,694	1,156,583	1,153,717	1,150,087	1,160,014	1,145,723	1,134,684	1,129,075	1,114,110	1,109,169	1,091,535	1,084,570	1,075,371	1,063,513	1,052,803	1,057,026	1,062,377	1,060,403	1,055,770	1,054,368	1,043,324	1,045,180	1,044,178	1,046,591	1,055,974	1,049,379	1,055,363	1,051,787	1,057,393	1,048,570	1,041,357	1,049,471	1,037,808	1,028,589	1,029,097	1,022,637	1,016,450	1,007,030	1,041,789	1,053,687	1,059,529	1,059,694	1,058,863	1,043,969	1,043,103	1,036,361	1,035,960	1,035,123	1,022,634	1,015,840	1,012,902	1,009,402	1,002,435	1,000,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 11,954	11,953	11,890	11,854	11,942	12,136	12,010	11,942	12,108	11,922	12,102	11,990	11,898	11,775	11,586	11,655	11,795	11,815	11,788	11,857	11,633	10,968	11,033	11,387	11,531	11,467	11,407	11,530	11,575	11,336	11,568	11,284	11,241	10,764	10,856	11,244	11,459	11,190	11,346	11,205	11,488	11,837	11,869	12,181	12,162	12,068	12,113	12,195	12,244	12,143	12,122	12,107	12,014	11,956	12,122	12,078	12,028	11,876	11,904	11,894	11,953	11,790	11,749	11,386	11,508	11,804	11,681	11,490	11,464	11,439	11,416	11,517	11,360	11,267	11,219	11,084	11,062	10,911	10,854	10,771	10,631	10,513	10,565	10,631	10,619	10,590	10,580	10,487	10,516	10,490	10,516	10,626	10,522	10,605	10,585	10,641	10,586	10,504	10,546	10,419	10,347	10,327	10,237	10,165	10,049	10,427	10,515	10,573	10,568	10,563	10,419	10,410	10,348	10,334	10,314	10,196	10,146	10,130	10,099	10,031	10,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 11,954	11,953	11,890	11,854	11,942	12,136	12,010	11,942	12,108	11,922	12,102	11,990	11,898	11,775	11,586	11,655	11,795	11,815	11,788	11,857	11,633	10,968	11,033	11,387	11,531	11,467	11,407	11,530	11,575	11,336	11,568	11,284	11,241	10,764	10,856	11,244	11,459	11,190	11,346	11,205	11,488	11,837	11,869	12,181	12,162	12,068	12,113	12,195	12,244	12,143	12,122	12,107	12,014	11,956	12,122	12,078	12,028	11,876	11,904	11,894	11,953	11,790	11,749	11,386	11,508	11,804	11,681	11,490	11,464	11,439	11,416	11,517	11,360	11,267	11,219	11,084	11,062	10,911	10,854	10,771	10,631	10,513	10,565	10,631	10,619	10,590	10,580	10,487	10,516	10,490	10,516	10,626	10,522	10,605	10,585	10,641	10,586	10,504	10,546	10,419	10,347	10,327	10,237	10,165	10,049	10,427	10,515	10,573	10,568	10,563	10,419	10,410	10,348	10,334	10,314	10,196	10,146	10,130	10,099	10,031	10,000
EATON VANCE Index: Bloomberg Minnesota Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Minnesota Municipal Bond Index
Account Value	$ 1,195,430	1,195,255	1,189,014	1,185,419	1,194,195	1,213,563	1,200,956	1,194,169	1,210,769	1,192,231	1,210,236	1,199,009	1,189,815	1,177,453	1,158,603	1,165,545	1,179,491	1,181,542	1,178,820	1,185,681	1,163,319	1,096,777	1,103,287	1,138,673	1,153,058	1,146,708	1,140,655	1,152,978	1,157,473	1,133,627	1,156,813	1,128,356	1,124,051	1,076,380	1,085,558	1,124,392	1,145,855	1,118,959	1,134,639	1,120,482	1,148,799	1,183,748	1,186,938	1,218,063	1,216,172	1,206,807	1,211,318	1,219,454	1,224,374	1,214,281	1,212,166	1,210,652	1,201,398	1,195,644	1,212,173	1,207,809	1,202,782	1,187,599	1,190,418	1,189,369	1,195,335	1,179,029	1,174,912	1,138,641	1,150,754	1,180,353	1,168,124	1,148,975	1,146,424	1,143,884	1,141,631	1,151,732	1,136,034	1,126,668	1,121,906	1,108,410	1,106,169	1,091,081	1,085,425	1,077,149	1,063,101	1,051,270	1,056,472	1,063,106	1,061,878	1,059,027	1,057,970	1,048,664	1,051,608	1,049,032	1,051,562	1,062,563	1,052,167	1,060,517	1,058,529	1,064,065	1,058,573	1,050,350	1,054,592	1,041,859	1,034,704	1,032,667	1,023,749	1,016,482	1,004,929	1,042,716	1,051,508	1,057,293	1,056,789	1,056,273	1,041,876	1,040,955	1,034,845	1,033,413	1,031,414	1,019,573	1,014,601	1,013,043	1,009,905	1,003,092	1,000,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,528	13,516	13,429	13,420	13,531	13,774	13,651	13,548	13,742	13,513	13,697	13,569	13,453	13,325	13,125	13,168	13,326	13,333	13,309	13,366	13,055	12,302	12,413	12,759	12,930	12,854	12,727	12,814	12,847	12,542	12,820	12,408	12,386	11,800	11,901	12,410	12,684	12,317	12,501	12,317	12,695	13,137	13,217	13,626	13,592	13,469	13,549	13,648	13,686	13,544	13,476	13,425	13,281	13,197	13,403	13,215	13,039	12,761	12,808	12,831	12,819	12,426	12,097	11,800	12,072	12,952	12,769	12,514	12,460	12,415	12,400	12,525	12,301	12,175	12,114	11,900	11,853	11,632	11,560	11,462	11,309	11,192	11,279	11,353	11,317	11,241	11,211	11,082	11,107	11,061	11,091	11,222	11,105	11,139	11,101	11,064	10,896	10,786	10,822	10,617	10,562	10,544	10,445	10,375	10,304	10,800	10,942	10,987	10,919	10,891	10,657	10,620	10,509	10,445	10,456	10,302	10,163	10,084	10,013	9,898	10,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,528	13,516	13,429	13,420	13,531	13,774	13,651	13,548	13,742	13,513	13,697	13,569	13,453	13,325	13,125	13,168	13,326	13,333	13,309	13,366	13,055	12,302	12,413	12,759	12,930	12,854	12,727	12,814	12,847	12,542	12,820	12,408	12,386	11,800	11,901	12,410	12,684	12,317	12,501	12,317	12,695	13,137	13,217	13,626	13,592	13,469	13,549	13,648	13,686	13,544	13,476	13,425	13,281	13,197	13,403	13,215	13,039	12,761	12,808	12,831	12,819	12,426	12,097	11,800	12,072	12,952	12,769	12,514	12,460	12,415	12,400	12,525	12,301	12,175	12,114	11,900	11,853	11,632	11,560	11,462	11,309	11,192	11,279	11,353	11,317	11,241	11,211	11,082	11,107	11,061	11,091	11,222	11,105	11,139	11,101	11,064	10,896	10,786	10,822	10,617	10,562	10,544	10,445	10,375	10,304	10,800	10,942	10,987	10,919	10,891	10,657	10,620	10,509	10,445	10,456	10,302	10,163	10,084	10,013	9,898	10,000
EATON VANCE Index: Bloomberg New Jersey Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 1,352,845	1,351,590	1,342,909	1,342,048	1,353,130	1,377,361	1,365,125	1,354,842	1,374,203	1,351,310	1,369,716	1,356,869	1,345,281	1,332,459	1,312,459	1,316,821	1,332,648	1,333,270	1,330,856	1,336,583	1,305,489	1,230,169	1,241,300	1,275,900	1,293,024	1,285,439	1,272,679	1,281,403	1,284,669	1,254,159	1,282,038	1,240,829	1,238,611	1,179,973	1,190,083	1,240,988	1,268,361	1,231,743	1,250,112	1,231,651	1,269,513	1,313,690	1,321,697	1,362,597	1,359,170	1,346,929	1,354,915	1,364,800	1,368,609	1,354,448	1,347,623	1,342,468	1,328,120	1,319,690	1,340,275	1,321,454	1,303,867	1,276,128	1,280,779	1,283,139	1,281,929	1,242,566	1,209,747	1,180,023	1,207,212	1,295,204	1,276,865	1,251,360	1,245,974	1,241,507	1,240,004	1,252,462	1,230,087	1,217,467	1,211,374	1,189,970	1,185,341	1,163,207	1,155,984	1,146,164	1,130,860	1,119,165	1,127,933	1,135,257	1,131,656	1,124,076	1,121,068	1,108,177	1,110,670	1,106,114	1,109,100	1,122,166	1,110,497	1,113,851	1,110,090	1,106,357	1,089,599	1,078,610	1,082,223	1,061,706	1,056,158	1,054,410	1,044,487	1,037,452	1,030,388	1,079,989	1,094,172	1,098,667	1,091,865	1,089,090	1,065,683	1,061,951	1,050,908	1,044,535	1,045,553	1,030,161	1,016,273	1,008,356	1,001,320	989,819	1,000,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 12,568	12,598	12,526	12,514	12,638	12,824	12,720	12,630	12,816	12,606	12,775	12,646	12,552	12,460	12,270	12,309	12,460	12,447	12,418	12,467	12,167	11,456	11,565	11,899	12,104	12,034	11,897	12,012	12,036	11,781	12,043	11,690	11,659	11,141	11,245	11,715	11,968	11,656	11,854	11,721	12,059	12,466	12,511	12,853	12,839	12,732	12,777	12,868	12,920	12,806	12,759	12,715	12,609	12,529	12,741	12,619	12,556	12,380	12,420	12,382	12,426	12,220	12,118	11,739	11,938	12,365	12,193	11,969	11,924	11,903	11,877	11,976	11,770	11,674	11,626	11,462	11,410	11,213	11,146	11,058	10,907	10,787	10,863	10,932	10,893	10,869	10,856	10,730	10,766	10,718	10,760	10,899	10,780	10,813	10,777	10,849	10,761	10,690	10,702	10,530	10,452	10,412	10,343	10,280	10,150	10,556	10,667	10,729	10,716	10,713	10,542	10,505	10,431	10,391	10,377	10,255	10,182	10,129	10,097	10,028	10,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 12,568	12,598	12,526	12,514	12,638	12,824	12,720	12,630	12,816	12,606	12,775	12,646	12,552	12,460	12,270	12,309	12,460	12,447	12,418	12,467	12,167	11,456	11,565	11,899	12,104	12,034	11,897	12,012	12,036	11,781	12,043	11,690	11,659	11,141	11,245	11,715	11,968	11,656	11,854	11,721	12,059	12,466	12,511	12,853	12,839	12,732	12,777	12,868	12,920	12,806	12,759	12,715	12,609	12,529	12,741	12,619	12,556	12,380	12,420	12,382	12,426	12,220	12,118	11,739	11,938	12,365	12,193	11,969	11,924	11,903	11,877	11,976	11,770	11,674	11,626	11,462	11,410	11,213	11,146	11,058	10,907	10,787	10,863	10,932	10,893	10,869	10,856	10,730	10,766	10,718	10,760	10,899	10,780	10,813	10,777	10,849	10,761	10,690	10,702	10,530	10,452	10,412	10,343	10,280	10,150	10,556	10,667	10,729	10,716	10,713	10,542	10,505	10,431	10,391	10,377	10,255	10,182	10,129	10,097	10,028	10,000
EATON VANCE Index: Bloomberg Pennsylvania Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Municipal Bond Index
Account Value	$ 1,256,778	$ 1,259,807	$ 1,252,639	$ 1,251,378	$ 1,263,754	$ 1,282,406	$ 1,272,032	$ 1,262,983	$ 1,281,555	$ 1,260,600	$ 1,277,505	$ 1,264,636	$ 1,255,204	$ 1,245,996	$ 1,227,003	$ 1,230,898	$ 1,246,008	$ 1,244,653	$ 1,241,841	$ 1,246,702	$ 1,216,651	$ 1,145,575	$ 1,156,549	$ 1,189,893	$ 1,210,430	$ 1,203,424	$ 1,189,659	$ 1,201,154	$ 1,203,585	$ 1,178,077	$ 1,204,308	$ 1,168,959	$ 1,165,919	$ 1,114,124	$ 1,124,508	$ 1,171,491	$ 1,196,821	$ 1,165,556	$ 1,185,400	$ 1,172,079	$ 1,205,882	$ 1,246,631	$ 1,251,058	$ 1,285,280	$ 1,283,904	$ 1,273,189	$ 1,277,717	$ 1,286,831	$ 1,291,953	$ 1,280,613	$ 1,275,885	$ 1,271,508	$ 1,260,882	$ 1,252,872	$ 1,274,144	$ 1,261,909	$ 1,255,556	$ 1,238,019	$ 1,241,976	$ 1,238,159	$ 1,242,576	$ 1,222,007	$ 1,211,808	$ 1,173,905	$ 1,193,826	$ 1,236,506	$ 1,219,327	$ 1,196,927	$ 1,192,400	$ 1,190,269	$ 1,187,731	$ 1,197,554	$ 1,176,981	$ 1,167,392	$ 1,162,610	$ 1,146,215	$ 1,141,025	$ 1,121,317	$ 1,114,648	$ 1,105,799	$ 1,090,657	$ 1,078,712	$ 1,086,321	$ 1,093,151	$ 1,089,298	$ 1,086,905	$ 1,085,572	$ 1,073,014	$ 1,076,587	$ 1,071,791	$ 1,076,001	$ 1,089,852	$ 1,077,961	$ 1,081,284	$ 1,077,696	$ 1,084,885	$ 1,076,087	$ 1,068,957	$ 1,070,239	$ 1,053,046	$ 1,045,172	$ 1,041,221	$ 1,034,250	$ 1,027,972	$ 1,015,034	$ 1,055,566	$ 1,066,651	$ 1,072,893	$ 1,071,637	$ 1,071,258	$ 1,054,239	$ 1,050,531	$ 1,043,099	$ 1,039,062	$ 1,037,747	$ 1,025,549	$ 1,018,188	$ 1,012,881	$ 1,009,653	$ 1,002,805	$ 1,000,000